Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Australia — 9.0%
Abacus Property Group	53,600	$ 123,012
AGL Energy, Ltd.	148,900	905,146
Altium, Ltd.	15,400	346,920
Alumina, Ltd.	168,000	211,511
Ampol, Ltd.	36,100	848,755
APA Group (1)	220,500	1,771,744
ARB Corp., Ltd.(1)	10,500	291,033
ASX, Ltd.(1)	7,100	429,263
Atlassian Corp. PLC, Class A(2)	9,600	2,158,368
Aurizon Holdings, Ltd.	179,648	507,347
Austal, Ltd.	72,300	102,910
Australia and New Zealand Banking Group, Ltd.	23,500	447,186
Bank of Queensland, Ltd.	45,200	256,445
Bapcor, Ltd.	45,765	216,938
Beach Energy, Ltd.	428,666	488,729
Bendigo & Adelaide Bank, Ltd.	46,000	342,968
BHP Group, Ltd.(3)	65,244	2,180,156
BHP Group, Ltd.(3)	5,000	167,562
Brambles, Ltd.	113,965	841,554
Breville Group, Ltd.(1)	13,134	217,664
BWP Trust	79,954	232,393
carsales.com, Ltd.	39,900	589,046
Centuria Industrial REIT	91,244	254,280
Centuria Office REIT	67,500	104,065
Charter Hall Long Wale REIT	52,200	195,910
Charter Hall Retail REIT	75,300	235,219
Cleanaway Waste Management, Ltd.	123,300	276,382
Coles Group, Ltd.	145,600	1,914,444
Collins Foods, Ltd.	20,500	146,793
Commonwealth Bank of Australia	25,023	1,818,760
Cooper Energy, Ltd.(1)(2)	664,724	135,751
Cromwell Property Group	165,783	99,497
Crown Resorts, Ltd.(2)	25,500	230,881
CSL, Ltd.	25,610	4,887,671
CSR, Ltd.	49,000	209,847
Dexus	66,800	522,280
Domino's Pizza Enterprises, Ltd.(1)	4,231	221,794
Evolution Mining, Ltd.	80,276	227,149
Fortescue Metals Group, Ltd.	21,869	330,508
Goodman Group	82,383	1,371,173
GPT Group (The)	93,066	330,839
GUD Holdings, Ltd.	15,500	139,227
GWA Group, Ltd.	67,200	107,339
Hansen Technologies, Ltd.	66,850	258,739
Security	Shares	Value
Australia (continued)
Harvey Norman Holdings, Ltd.(1)	71,004	$ 252,921
IDP Education, Ltd.(1)	15,800	293,112
Infomedia, Ltd.(1)	61,241	54,409
Ingenia Communities Group	56,700	186,662
InvoCare, Ltd.(1)	17,400	149,289
IPH, Ltd.	40,216	213,200
IRESS, Ltd.	53,584	412,197
JB Hi-Fi, Ltd.(1)	7,099	262,921
Johns Lyng Group, Ltd. (1)	18,400	115,162
Karoon Energy, Ltd.(2)	257,876	370,335
Lendlease Corp., Ltd.	44,678	382,728
Lifestyle Communities, Ltd.	20,030	211,104
Link Administration Holdings, Ltd.	96,491	341,635
Medibank Pvt, Ltd.	167,700	376,846
Metcash, Ltd.(1)	235,800	791,574
Mirvac Group	178,300	301,343
Monadelphous Group, Ltd.(1)	19,351	144,150
National Storage REIT	49,500	89,657
Newcrest Mining, Ltd.	23,300	437,559
NEXTDC, Ltd.(2)	46,000	357,137
Nine Entertainment Co. Holdings, Ltd.	187,800	351,991
Northern Star Resources, Ltd.	16,596	114,077
Orica, Ltd.(1)	16,599	190,736
Orora, Ltd.	65,655	183,987
Premier Investments, Ltd.	11,500	203,780
Qube Holdings, Ltd.	200,231	413,768
REA Group, Ltd.	12,200	1,092,972
Reece, Ltd.	19,700	239,347
Rio Tinto, Ltd.	6,100	482,534
Shopping Centres Australasia Property Group	118,852	254,372
Smartgroup Corp, Ltd.	19,240	120,495
Sonic Healthcare, Ltd.	6,400	165,288
Suncorp Group, Ltd.	46,300	371,742
Tabcorp Holdings, Ltd.	131,400	502,502
Technology One, Ltd.	50,588	365,055
Telstra Corp., Ltd.	832,773	2,363,949
TPG Telecom, Ltd.	143,163	586,865
Transurban Group	190,641	1,914,343
Viva Energy Group, Ltd.(4)	238,523	467,982
Washington H. Soul Pattinson & Co., Ltd.	21,300	415,054
Waypoint REIT, Ltd.	90,348	170,313
Wesfarmers, Ltd.	50,585	1,750,396
Westpac Banking Corp.	68,400	1,145,015
Whitehaven Coal, Ltd.	190,261	653,365

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Australia (continued)
Woodside Petroleum, Ltd.	72,500	$ 1,577,316
Woolworths Group, Ltd.	90,796	2,456,309
		$ 51,992,692
Austria — 1.1%
Agrana Beteiligungs AG	5,979	$ 106,046
ams-OSRAM AG(2)	37,200	455,074
ANDRITZ AG	12,066	512,939
AT&S Austria Technologie & Systemtechnik AG	3,400	174,100
BAWAG Group AG(4)	2,540	120,609
CA Immobilien Anlagen AG	22,201	627,015
Erste Group Bank AG	16,787	522,676
Lenzing AG(1)	2,500	226,972
Mayr Melnhof Karton AG	459	80,769
Oesterreichische Post AG(1)	6,444	207,584
OMV AG	18,717	956,769
PIERER Mobility AG	3,700	304,548
Porr AG(2)	3,440	43,568
Rhi Magnesita NV	4,792	142,566
S&T AG(1)	9,400	158,918
Telekom Austria AG	70,800	504,785
UNIQA Insurance Group AG	14,300	109,024
Verbund AG	9,378	1,002,407
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,987	74,093
voestalpine AG	10,746	279,642
		$ 6,610,104
Belgium — 2.2%
Ackermans & van Haaren NV	6,410	$ 1,142,750
Ageas S.A./NV	9,300	445,020
AGFA-Gevaert NV(2)	34,606	138,541
Anheuser-Busch InBev S.A./NV(1)	21,744	1,251,139
Befimmo S.A.	1,350	67,388
Care Property Invest NV(1)	4,146	105,450
Cofinimmo S.A.	1,791	240,505
Deceuninck NV(1)	37,650	105,645
D'Ieteren Group	6,619	1,062,433
Econocom Group S.A./NV	65,622	250,734
Elia Group S.A./NV(1)	7,950	1,265,468
Etablissements Franz Colruyt NV	1,550	56,917
Euronav NV	60,260	696,775
EVS Broadcast Equipment S.A.	8,119	179,975
Fagron	11,540	216,465
Gimv NV	1,766	101,339
Groupe Bruxelles Lambert S.A.	3,834	361,778
Intervest Offices & Warehouses NV	3,632	107,968
Security	Shares	Value
Belgium (continued)
Melexis NV	7,198	$ 617,837
Montea NV	1,519	181,361
Proximus SADP	65,274	1,140,879
Shurgard Self Storage S.A.	3,517	203,517
Sofina S.A.	1,080	330,974
Solvay S.A.	4,500	423,167
UCB S.A.	7,912	899,378
Umicore S.A.	22,700	872,666
VGP NV	731	190,131
Xior Student Housing NV	2,621	140,004
		$ 12,796,204
Denmark — 2.3%
Alm Brand A/S	16,800	$ 28,996
AP Moller - Maersk A/S, Class A	100	283,064
AP Moller - Maersk A/S, Class B	100	289,423
Bakkafrost P/F	6,022	413,459
Carlsberg A/S, Class B	7,339	932,296
Chr. Hansen Holding A/S	9,839	766,554
Coloplast A/S, Class B	1,700	229,039
Dfds A/S	4,300	166,525
Drilling Co. of 1972 A/S (The)(2)	4,300	214,433
DSV A/S	4,800	786,968
Jyske Bank A/S(2)	6,766	374,120
Matas A/S	10,900	151,313
Netcompany Group A/S(4)	2,500	139,031
Novo Nordisk A/S, Class B	17,778	2,030,714
Novozymes A/S, Class B	17,900	1,247,800
Orsted A/S(4)	14,873	1,645,406
Pandora A/S	11,610	1,019,432
Ringkjoebing Landbobank A/S	3,060	375,242
Scandinavian Tobacco Group A/S(4)	13,300	277,248
SimCorp A/S	7,565	529,600
Spar Nord Bank A/S	15,000	190,449
Sydbank A/S	6,400	219,986
Topdanmark A/S	4,627	259,648
Tryg A/S	20,915	497,298
		$ 13,068,044
Finland — 2.1%
Elisa Oyj	23,197	$ 1,359,840
Fortum Oyj	49,106	816,429
Kemira Oyj	22,400	293,825
Kesko Oyj, Class B	42,956	1,081,480
Kojamo Oyj	33,700	670,400
Kone Oyj, Class B	14,714	707,415

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Finland (continued)
Metsa Board Oyj	21,700	$ 233,857
Neste Oyj	31,435	1,348,839
Nokia Oyj(2)	220,527	1,118,087
Nokian Renkaat Oyj	13,200	177,257
Nordea Bank Abp	117,429	1,170,776
Orion Oyj, Class B(1)	36,813	1,443,898
TietoEVRY Oyj	4,494	112,742
Tokmanni Group Corp.	46,810	608,279
UPM-Kymmene Oyj	21,860	756,187
Valmet Oyj	8,331	223,111
YIT Oyj	23,700	95,395
		$ 12,217,817
France — 8.9%
Aeroports de Paris(1)(2)	2,445	$ 345,845
Air Liquide S.A.	30,785	5,326,059
Albioma S.A.	11,000	584,719
Alstom S.A.	7,150	157,160
Altarea SCA	2,100	321,420
Amundi S.A.(4)	8,135	489,158
Atos SE	8,580	209,022
AXA S.A.(1)	69,600	1,841,269
BioMerieux	2,400	228,484
Bollore SE	70,500	328,983
Bouygues S.A.(1)	7,300	250,998
Bureau Veritas S.A.	12,318	353,856
Carmila S.A.	25,100	390,433
Carrefour S.A.	18,800	398,702
Casino Guichard Perrachon S.A.(1)(2)	25,468	446,223
Cie Generale des Etablissements Michelin SCA	3,940	488,008
Credit Agricole S.A.(1)	88,407	954,624
Danone S.A.	37,118	2,244,572
Dassault Aviation S.A.	2,000	335,610
Dassault Systemes SE	48,930	2,163,897
Edenred	16,250	816,110
Eiffage S.A.	3,370	332,783
Engie S.A.(1)	176,500	2,082,783
Esker S.A.	1,000	168,444
EssilorLuxottica S.A.	5,934	1,010,250
Eurazeo SE	7,500	576,293
Eutelsat Communications S.A.	30,600	340,070
Gaztransport & Technigaz S.A.	1,301	154,921
Gecina S.A.	7,134	803,632
Getlink SE	15,500	283,636
Hermes International	670	826,148
ICADE	8,000	477,647
Security	Shares	Value
France (continued)
IPSOS	3,200	$ 154,051
JCDecaux S.A.(2)	6,200	129,971
Klepierre S.A.	39,039	934,424
La Francaise des Jeux SAEM(4)	7,500	280,057
Lagardere S.A.	7,400	193,818
Legrand S.A.	6,562	581,486
LVMH Moet Hennessy Louis Vuitton SE	3,170	2,051,418
Mercialys S.A.	25,100	242,387
Metropole Television S.A.	17,662	327,756
Neoen S.A.(2)(4)	14,031	560,619
Nexity S.A.	12,400	376,540
Orange S.A.	138,000	1,642,945
Pernod Ricard S.A.	5,500	1,135,113
Quadient S.A.	11,000	205,714
Remy Cointreau S.A.	800	158,587
Rothschild & Co.	5,492	215,171
Rubis SCA	18,900	502,693
Sanofi(1)	46,704	4,936,374
Schneider Electric SE	6,400	918,202
SCOR SE	20,167	570,198
SEB S.A.	1,980	237,773
SOITEC(2)	1,400	250,788
Solutions 30 SE(1)(2)	22,000	127,577
Sopra Steria Group SACA	1,900	336,734
Teleperformance	1,408	505,347
Thales S.A.	4,200	537,704
TotalEnergies SE	104,615	5,136,907
Ubisoft Entertainment S.A.(2)	7,800	352,661
Vinci S.A.(1)	6,130	594,818
Vivendi SE(1)	65,095	747,653
Voltalia S.A.(2)	12,800	270,352
Wendel SE	4,600	458,317
		$ 51,405,914
Germany — 8.7%
adidas AG	4,700	$ 947,798
AIXTRON SE	12,500	320,459
Allianz SE	10,180	2,296,955
Aurubis AG	2,000	227,279
Auto1 Group SE(2)(4)	9,800	102,608
BASF SE	45,081	2,374,099
Bayer AG	24,500	1,613,840
Bayerische Motoren Werke AG	10,260	837,891
Bayerische Motoren Werke AG, PFC Shares	3,109	229,036
Bechtle AG	6,000	277,258
Befesa S.A.(4)	1,424	88,930

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Beiersdorf AG	17,496	$ 1,757,307
Brenntag SE	4,300	331,803
Cancom SE	2,500	120,719
CompuGroup Medical SE & Co. KGaA	3,284	175,539
Covestro AG(4)	11,500	495,139
Cropenergies Ag	5,200	67,447
Daimler Truck Holding AG(2)	9,600	258,189
Delivery Hero SE(2)(4)	8,967	315,217
Deutsche Bank AG(2)	59,700	596,960
Deutsche Boerse AG	6,040	1,051,531
Deutsche Post AG	23,100	986,889
Deutsche Telekom AG	231,595	4,266,246
Deutsche Wohnen SE	25,930	742,629
E.ON SE	331,000	3,444,703
Evonik Industries AG	13,300	347,880
Evotec SE(2)	10,547	256,803
Fielmann AG	2,817	142,405
Freenet AG	5,700	157,709
Fresenius Medical Care AG & Co. KGaA	7,965	495,318
FUCHS PETROLUB SE	3,686	98,245
FUCHS PETROLUB SE, PFC Shares	6,200	195,556
Gea Group AG	5,400	210,203
Gerresheimer AG	4,000	277,849
Hamborner REIT AG	30,510	284,758
Hannover Rueck SE	2,400	373,033
HelloFresh SE(2)	22,200	935,823
Henkel AG & Co. KGaA, PFC Shares	30,430	1,953,950
Hugo Boss Ag	3,420	191,804
Jenoptik AG	7,300	205,194
K+S AG(2)	10,800	362,750
Knorr-Bremse AG	3,291	234,696
Merck KGaA	3,620	671,609
Muenchener Rueckversicherungs-Gesellschaft AG	3,169	754,668
Nemetschek SE	3,482	276,312
Puma SE	4,602	338,609
QIAGEN NV(2)	9,008	415,423
Rational AG	340	207,415
Rheinmetall AG	1,350	304,322
SAP SE	34,452	3,491,571
Sartorius AG, PFC Shares	1,269	475,786
Siemens AG	16,640	2,045,971
Siemens Healthineers AG(4)	12,008	642,067
Suedzucker AG	42,800	557,411
Symrise AG	8,600	1,023,351
TeamViewer AG(2)(4)	21,345	256,120
Telefonica Deutschland Holding AG(4)	274,247	824,806
Security	Shares	Value
Germany (continued)
Uniper SE	61,000	$ 1,567,983
United Internet AG	7,500	241,281
Varta AG(1)	3,100	290,054
VERBIO Vereinigte BioEnergie AG	2,600	184,247
Vitesco Technologies Group AG(2)	6,740	270,863
Volkswagen AG	1,700	368,664
Volkswagen AG, PFC Shares	4,800	743,359
Vonovia SE	81,150	3,233,094
Zalando SE(2)(4)	8,600	338,378
		$ 50,173,811
Hong Kong — 4.5%
AIA Group, Ltd.	256,200	$ 2,516,847
Aidigong Maternal & Child Health, Ltd.(1)(2)	1,448,000	78,710
ASM Pacific Technology, Ltd.	43,700	440,399
Bank of East Asia, Ltd. (The)	206,400	305,414
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	83,000	119,741
BOC Hong Kong Holdings, Ltd.	146,500	530,309
Budweiser Brewing Co. APAC Ltd.(4)	566,100	1,408,568
Cafe de Coral Holdings, Ltd.	84,000	131,878
Cathay Pacific Airways, Ltd.(1)(2)	317,000	316,723
Champion REIT	349,000	152,836
China Evergrande New Energy Vehicle Group, Ltd.(2)(5)	834,500	272,247
China Ruyi Holdings, Ltd.(1)(2)	620,000	148,598
China Tobacco International HK Co., Ltd.	93,000	147,614
China Traditional Chinese Medicine Holdings Co., Ltd.	662,000	322,541
Chow Sang Sang Holdings International, Ltd.	153,000	169,393
Chow Tai Fook Jewellery Group, Ltd.	321,800	539,569
CK Asset Holdings, Ltd.	70,500	477,929
CK Hutchison Holdings, Ltd.	146,500	1,028,126
CLP Holdings, Ltd.	142,500	1,390,569
C-Mer Eye Care Holdings, Ltd.(1)	180,000	97,565
Fortune REIT	129,000	112,710
Fosun International, Ltd.	362,000	381,509
Galaxy Entertainment Group, Ltd.	198,000	1,129,821
Global Cord Blood Corp.(2)	29,600	101,528
Hang Seng Bank, Ltd.	29,100	515,229
Henderson Land Development Co., Ltd.	71,867	290,631
HK Electric Investments & HK Electric Investments, Ltd.	507,500	500,928
HKT Trust and HKT, Ltd.	912,000	1,306,260
Hong Kong & China Gas Co., Ltd.	929,502	1,025,166
Hysan Development Co., Ltd.	63,000	185,361
Jardine Matheson Holdings, Ltd.	14,400	762,751
Kerry Logistics Network, Ltd.	116,500	267,908
Kerry Properties, Ltd.	56,500	152,784
Lifestyle International Holdings, Ltd.(2)	152,500	73,324

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Link REIT	107,200	$ 925,970
Luk Fook Holdings International, Ltd.	83,000	189,980
MGM China Holdings, Ltd.(1)(2)	166,400	95,245
Modern Dental Group, Ltd.	167,000	60,908
MTR Corp., Ltd.	133,500	709,299
New World Development Co., Ltd.	77,000	294,509
NWS Holdings, Ltd.	295,000	267,058
Pacific Basin Shipping, Ltd.	802,000	367,966
Pacific Textiles Holdings, Ltd.	244,000	107,429
PCCW, Ltd.	1,166,000	660,612
Power Assets Holdings, Ltd.	151,000	1,016,044
Sands China, Ltd.(2)	266,800	588,074
Shangri-La Asia, Ltd.(2)	200,000	151,428
Sino Land Co., Ltd.	210,000	277,574
SJM Holdings, Ltd.(1)(2)	358,000	150,383
Sun Hung Kai Properties, Ltd.	71,500	823,471
SUNeVision Holdings, Ltd.	399,000	331,477
Superb Summit International Group, Ltd.(1)(5)	230,000	0
Swire Properties, Ltd.	87,600	209,938
VSTECS Holdings, Ltd.	600,000	516,570
VTech Holdings, Ltd.	71,500	505,784
Yuexiu REIT(1)	255,000	101,853
		$ 25,753,058
Ireland — 2.1%
Bank of Ireland Group PLC(2)	350,665	$ 2,125,277
CRH PLC	48,602	1,920,986
DCC PLC	8,700	659,190
Fineos Corp Ltd.(2)	41,347	65,538
Flutter Entertainment PLC(2)	12,153	1,221,248
Glenveagh Properties PLC(1)(2)(4)	77,242	93,210
Hibernia REIT PLC	69,210	118,728
ICON PLC(2)	7,700	1,741,817
Irish Continental Group PLC(1)(2)	69,445	281,303
Irish Residential Properties REIT PLC	311,874	479,119
Kerry Group PLC, Class A	19,618	2,165,135
Kingspan Group PLC	13,022	1,212,180
Uniphar PLC(2)	37,081	152,606
		$ 12,236,337
Israel — 2.2%
Airport City, Ltd.(2)	16,700	$ 371,787
Amot Investments, Ltd.	40,781	309,561
AudioCodes, Ltd.	3,200	75,296
Azrieli Group, Ltd.	3,567	306,399
Bank Hapoalim B.M.	30,857	286,082
Security	Shares	Value
Israel (continued)
Bank Leumi Le-Israel B.M.	49,731	$ 521,914
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	751,612	1,191,520
Check Point Software Technologies, Ltd.(2)	2,600	328,354
Compugen, Ltd.(1)(2)	11,500	27,370
Danel Adir Yeoshua, Ltd.	1,100	173,425
Elbit Systems, Ltd.	2,106	457,145
Electra, Ltd.	365	250,463
Energix-Renewable Energies, Ltd.	109,890	372,306
First International Bank of Israel, Ltd. (The)	4,435	186,237
Fiverr International, Ltd.(1)(2)	3,600	191,700
Hilan, Ltd.	3,200	185,998
ICL Group, Ltd.	104,023	1,128,057
Inrom Construction Industries, Ltd.	40,400	174,453
Kenon Holdings, Ltd.	8,468	483,627
Maytronics, Ltd.	41,700	740,417
Mizrahi Tefahot Bank, Ltd.	5,560	205,662
Nice, Ltd.(2)	1,294	269,060
Oil Refineries, Ltd.(2)	912,196	405,991
OPC Energy, Ltd.(2)	33,200	364,982
Paz Oil Co., Ltd.(2)	5,234	811,187
Radware, Ltd.(2)	1,700	49,147
Reit 1, Ltd.	43,316	281,007
Shapir Engineering and Industry, Ltd.	30,000	280,686
Shufersal, Ltd.	82,353	692,885
Strauss Group, Ltd.	7,400	197,810
Taro Pharmaceutical Industries, Ltd.(2)	2,100	82,425
Teva Pharmaceutical Industries, Ltd. ADR(2)	107,600	937,196
Tower Semiconductor, Ltd.(2)	4,400	211,597
Victory Supermarket Chain, Ltd.	10,200	160,899
		$ 12,712,645
Italy — 4.5%
Assicurazioni Generali SpA(1)	32,700	$ 619,112
Atlantia SpA(2)	48,424	1,155,181
Banco BPM SpA	78,600	247,645
Bio-On SpA(1)(2)(5)	12,900	0
BPER Banca SpA	32,400	54,127
Brunello Cucinelli SpA(2)	6,234	319,079
Buzzi Unicem SpA(1)	7,400	137,038
Cementir Holding NV	48,418	337,045
Davide Campari-Milano NV	127,434	1,437,861
De'Longhi SpA(1)	10,450	253,410
DiaSorin SpA	7,620	998,157
Digital Bros SpA(1)	8,900	226,072
Enav SpA(2)(4)	46,000	212,358
Enel SpA	284,188	1,848,044

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Eni SpA	259,731	$ 3,630,725
Ferrari NV	6,600	1,389,661
Fila SpA	5,500	54,705
Fincantieri SpA(1)(2)	128,000	78,076
FinecoBank Banca Fineco SpA	24,111	335,176
GVS SpA(4)	23,883	198,926
Hera SpA	46,677	174,086
Infrastrutture Wireless Italiane SpA(4)	104,600	1,116,116
Interpump Group SpA	11,400	460,899
Intesa Sanpaolo SpA	535,073	1,090,327
Iren SpA	42,400	109,601
Italgas SpA	24,300	157,334
Juventus Football Club SpA (1)(2)	1,259,900	408,925
MFE-MediaForEurope NV, Class B(1)	257,715	237,345
Moncler SpA	7,800	406,331
Nexi SpA(2)(4)	11,200	109,849
Poste Italiane SpA(4)	16,700	163,646
Prada SpA	62,700	390,128
Prysmian SpA	24,700	803,365
RAI Way SpA(4)	74,400	437,429
Recordati Industria Chimica e Farmaceutica SpA	30,447	1,467,191
Reply SpA(1)	4,480	659,533
Salvatore Ferragamo SpA(2)	11,072	192,438
Saras SpA(2)	254,500	236,867
Snam SpA	48,800	267,649
STMicroelectronics NV	57,100	2,111,103
Technogym SpA(4)	16,800	126,805
Terna - Rete Elettrica Nazionale	52,300	426,563
Tinexta SpA	5,327	133,268
Unipol Gruppo SpA	33,400	182,117
UnipolSai Assicurazioni SpA	64,182	180,533
Webuild SpA(1)	166,800	283,589
		$ 25,865,435
Japan — 12.8%
Acom Co., Ltd.	41,900	$ 107,755
Advance Residence Investment Corp.	88	240,980
Aeon Co., Ltd.	26,100	496,037
AGC, Inc.	4,800	179,949
Air Water, Inc.	12,300	163,257
Ajinomoto Co., Inc.	13,400	348,153
Alfresa Holdings Corp.	13,900	189,022
Asahi Intecc Co., Ltd.	8,800	170,051
Astellas Pharma, Inc.	45,900	698,860
Azbil Corp.	3,900	118,412
Bandai Namco Holdings, Inc.	4,200	284,352
Security	Shares	Value
Japan (continued)
Bank of Kyoto, Ltd. (The)	4,500	$ 196,054
Bridgestone Corp.	8,600	315,222
Brother Industries, Ltd.	7,500	130,347
Calbee, Inc.	7,600	136,134
Canon, Inc.	19,500	448,678
Capcom Co., Ltd.	13,200	348,310
Casio Computer Co., Ltd.	15,400	159,696
Central Japan Railway Co.	2,700	339,890
Chiba Bank, Ltd. (The)	41,300	238,024
Chubu Electric Power Co., Inc.	62,200	627,913
Chugai Pharmaceutical Co., Ltd.	17,600	527,387
Chugoku Electric Power Co., Inc. (The)	36,100	237,773
Concordia Financial Group, Ltd.	70,500	256,557
Cosmos Pharmaceutical Corp.	1,900	175,156
CyberAgent, Inc.	26,800	283,138
Dai Nippon Printing Co., Ltd.	5,700	119,119
Daicel Corp.	19,800	121,037
Daido Steel Co., Ltd.	4,700	134,067
Daifuku Co., Ltd.	2,700	166,019
Daiichi Sankyo Co., Ltd.	45,400	1,143,122
Daikin Industries, Ltd.	2,300	351,480
Daito Trust Construction Co., Ltd.	3,600	346,723
Daiwa House Industry Co., Ltd.	30,100	723,609
Daiwa House REIT Investment Corp.	141	343,194
Daiwa Office Investment Corp.	35	198,144
Daiwa Securities Group, Inc.	73,100	358,272
DeNA Co., Ltd.(2)	17,400	252,197
Denka Co., Ltd.	7,700	206,422
DIC Corp.	5,600	106,785
Disco Corp.	800	195,800
East Japan Railway Co.	4,400	229,446
ENEOS Holdings, Inc.	262,200	922,580
Ezaki Glico Co., Ltd.	6,000	172,011
Fast Retailing Co., Ltd.	900	414,365
Frontier Real Estate Investment Corp.	64	247,971
FUJIFILM Holdings Corp.	7,400	406,787
Fujitsu, Ltd.	3,600	544,137
Fukuoka Financial Group, Inc.	12,200	222,910
GLP J-REIT	270	364,331
GMO Payment Gateway, Inc.	2,100	176,190
Hakuhodo DY Holdings, Inc.	21,800	257,274
Hamamatsu Photonics K.K.	3,600	161,075
Hankyu Hanshin Holdings, Inc.	4,400	116,123
Hikari Tsushin, Inc.	1,400	163,930
Hirose Electric Co., Ltd.	1,040	131,949
Hisamitsu Pharmaceutical Co., Inc.	4,700	128,765

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Hitachi Metals, Ltd.(1)(2)	12,900	$ 201,300
House Foods Group, Inc.	7,700	180,213
Hoya Corp.	9,400	932,876
Hulic Co., Ltd.	29,000	244,858
Ibiden Co., Ltd.	3,900	145,750
Idemitsu Kosan Co., Ltd.	31,000	817,007
Industrial & Infrastructure Fund Investment Corp.	174	249,670
Ito En, Ltd.(1)	3,200	131,506
ITOCHU Corp.	14,500	437,624
Iwatani Corp.	8,200	326,252
Japan Exchange Group, Inc.	19,100	284,407
Japan Logistics Fund, Inc.	71	173,276
Japan Post Bank Co., Ltd.	33,500	252,734
Japan Post Holdings Co., Ltd.	25,800	180,906
Japan Real Estate Investment Corp.	83	401,708
Japan Tobacco, Inc.	36,800	626,034
JSR Corp.	10,200	276,982
Kajima Corp.	10,500	117,017
Kakaku.com, Inc.	14,000	293,185
Kaneka Corp.	6,400	171,248
Kansai Paint Co., Ltd.	14,300	196,938
Kao Corp.	14,000	561,099
KDDI Corp.	50,600	1,675,603
Keikyu Corp.(1)	13,700	137,993
Keio Corp.(1)	2,200	84,376
Keisei Electric Railway Co., Ltd.(1)	5,800	142,213
Kenedix Office Investment Corp.(1)	45	235,202
Kewpie Corp.	9,800	165,049
Keyence Corp.	2,600	1,045,211
Kintetsu Group Holdings Co., Ltd.	5,500	157,692
Kirin Holdings Co., Ltd.	30,200	440,247
Kobayashi Pharmaceutical Co., Ltd.	3,300	225,042
Kobe Bussan Co., Ltd.(1)	3,700	90,203
Kubota Corp.	14,300	242,938
Kuraray Co., Ltd.	19,500	155,956
Kyocera Corp.	6,300	330,794
Kyowa Kirin Co., Ltd.	9,500	200,229
Kyushu Electric Power Co., Inc.	55,000	345,202
LaSalle Logiport REIT	165	223,229
Lasertec Corp.	2,000	267,203
Lawson, Inc.	4,600	169,189
Lion Corp.	17,300	178,249
Makita Corp.	4,000	118,227
Marubeni Corp.	14,600	159,368
Marui Group Co., Ltd.	14,700	253,097
Maruichi Steel Tube, Ltd.	9,300	198,484
Security	Shares	Value
Japan (continued)
MatsukiyoCocokara & Co.	7,300	$ 241,304
Medipal Holdings Corp.	12,500	205,855
MEIJI Holdings Co., Ltd.	5,300	264,189
MISUMI Group, Inc.	7,800	195,580
Mitsubishi Chemical Holdings Corp.	50,700	309,150
Mitsubishi Corp.	14,300	480,130
Mitsubishi Electric Corp.	27,500	288,043
Mitsubishi Estate Co., Ltd.	60,800	885,647
Mitsubishi Gas Chemical Co., Inc.	14,200	207,362
Mitsubishi Heavy Industries, Ltd.	4,700	160,694
Mitsubishi Materials Corp.	12,200	190,847
Mitsubishi UFJ Financial Group, Inc.(6)	238,100	1,384,164
Mitsui & Co., Ltd.	13,100	317,227
Mitsui Chemicals, Inc.	10,600	242,188
Mitsui Fudosan Co., Ltd.	33,800	716,348
Mitsui Fudosan Logistics Park, Inc.	42	180,072
Mizuho Financial Group, Inc.	48,380	587,464
MS&AD Insurance Group Holdings, Inc.	16,500	491,160
Murata Manufacturing Co., Ltd.	11,100	661,643
Nagoya Railroad Co., Ltd.	4,400	70,669
NEC Corp.	6,600	256,053
Nexon Co., Ltd.	20,900	475,916
Nichirei Corp.	7,300	134,032
Nidec Corp.	6,100	394,359
Nihon Kohden Corp.	9,200	220,856
Nihon M&A Center Holdings, Inc.	8,600	105,899
Nintendo Co., Ltd.	3,300	1,506,089
Nippon Accommodations Fund, Inc.	49	241,345
Nippon Building Fund, Inc.	91	472,409
Nippon Express Holdings, Inc.	2,500	146,577
Nippon Gas Co., Ltd.	11,100	157,513
Nippon Kayaku Co., Ltd.	17,700	154,261
Nippon Paint Holdings Co., Ltd.(1)	51,300	406,364
Nippon Paper Industries Co., Ltd.	10,000	79,429
Nippon Prologis REIT, Inc.	135	373,649
Nippon Shinyaku Co., Ltd.	4,300	290,825
Nippon Shokubai Co., Ltd.	3,500	140,810
Nippon Telegraph & Telephone Corp.	37,700	1,110,994
Nissan Motor Co., Ltd.(2)	58,500	234,207
Nissin Foods Holdings Co., Ltd.	5,000	347,813
Nitori Holdings Co., Ltd.	2,200	226,334
Nitto Denko Corp.	6,600	442,998
NOF Corp.	4,300	161,398
Nomura Research Institute, Ltd.	11,600	328,006
NTT Data Corp.	20,600	379,821
Obic Co., Ltd.	1,700	251,157

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Odakyu Electric Railway Co., Ltd.(1)	5,100	$ 77,230
Oji Holdings Corp.	48,300	228,797
Omron Corp.	4,700	277,084
Ono Pharmaceutical Co., Ltd.	19,100	490,689
Oracle Corp. Japan	1,900	122,097
Oriental Land Co., Ltd.	3,700	559,699
Osaka Gas Co., Ltd.	39,200	706,517
Otsuka Corp.	4,400	144,197
Otsuka Holdings Co., Ltd.	16,800	564,521
Pan Pacific International Holdings Corp.	14,900	228,169
PeptiDream, Inc.(2)	5,800	93,547
Pigeon Corp.(1)	8,000	136,440
Rakuten Group, Inc.(1)	18,600	130,756
Relo Group, Inc.	14,400	205,698
Resona Holdings, Inc.	91,700	398,751
Ricoh Co., Ltd.	25,600	186,929
Rinnai Corp.	1,700	108,663
ROHM Co., Ltd.	3,200	223,555
Rohto Pharmaceutical Co., Ltd.	8,700	232,330
Ryohin Keikaku Co., Ltd.	9,000	80,884
Santen Pharmaceutical Co., Ltd.	16,700	135,849
Sawai Group Holdings Co., Ltd.	3,400	114,052
SECOM Co., Ltd.	3,600	253,276
Sekisui House Reit, Inc.(1)	380	222,358
Sekisui House, Ltd.	16,000	277,887
Seven Bank, Ltd.	101,900	190,483
SG Holdings Co., Ltd.	11,400	200,899
Shikoku Electric Power Co., Inc.	45,400	261,028
Shimadzu Corp.	7,900	258,268
Shimano, Inc.	1,800	318,932
Shimizu Corp.	15,300	80,228
Shin-Etsu Chemical Co., Ltd.	12,300	1,690,444
Shizuoka Bank, Ltd. (The)	47,100	304,740
Showa Denko K.K.(1)	12,600	245,175
SMC Corp.	700	338,954
SoftBank Corp.	51,900	604,005
Sony Group Corp.	14,700	1,268,625
Square Enix Holdings Co., Ltd.	7,100	283,473
Sumitomo Corp.	15,000	237,354
Sumitomo Mitsui Financial Group, Inc.	25,800	779,520
Sumitomo Mitsui Trust Holdings, Inc.	13,900	431,421
Sumitomo Osaka Cement Co., Ltd.(1)	4,000	111,850
Sumitomo Realty & Development Co., Ltd.	21,300	565,056
Suntory Beverage & Food, Ltd.	6,700	263,987
Suzuken Co., Ltd.	5,100	150,538
Sysmex Corp.	4,900	321,428
Security	Shares	Value
Japan (continued)
Taisei Corp.	4,500	$ 121,896
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	157,552
Taiyo Yuden Co., Ltd.(1)	3,600	141,435
TEIJIN, Ltd.	12,200	130,373
TIS, Inc.	8,700	195,396
Tobu Railway Co., Ltd.(1)	3,200	71,930
Toho Co., Ltd.	9,300	345,099
Toho Gas Co., Ltd.(1)	10,100	236,936
Tohoku Electric Power Co., Inc.	55,600	309,277
Tokai Carbon Co., Ltd.	18,400	152,147
Tokio Marine Holdings, Inc.	13,200	713,706
Tokyo Gas Co., Ltd.	33,700	645,505
Tokyo Ohka Kogyo Co., Ltd.	4,000	217,345
Tokyu Corp.(1)	9,800	119,842
Toppan, Inc.	7,900	130,584
Toshiba Corp.	6,400	265,781
Tosoh Corp.	20,400	281,694
TOTO, Ltd.	3,200	107,836
Toyo Suisan Kaisha, Ltd.	7,200	222,310
Toyota Industries Corp.	2,100	125,951
Toyota Motor Corp.	142,500	2,441,553
Trend Micro, Inc.	3,900	217,452
Tsuruha Holdings, Inc.(1)	2,400	122,659
Unicharm Corp.	14,700	511,442
USS Co., Ltd.	8,100	134,849
Welcia Holdings Co., Ltd.	8,400	172,192
West Japan Railway Co.	4,300	159,612
Yakult Honsha Co., Ltd.	6,500	336,574
Yamaguchi Financial Group, Inc.	32,200	176,558
Yamato Holdings Co., Ltd.(1)	6,600	123,499
Yamazaki Baking Co., Ltd.	15,300	189,141
Z Holdings Corp.(1)	120,000	471,101
Zeon Corp.	17,700	188,483
ZOZO, Inc.	8,300	173,781
		$ 73,623,251
Netherlands — 4.4%
ABN AMRO Bank NV(1)(4)	39,700	$ 493,517
Aegon NV(1)	114,300	592,609
ASML Holding NV(1)	5,928	3,364,368
ASR Nederland NV	12,100	549,929
Boskalis Westminster NV	12,178	422,945
Corbion NV	20,000	693,405
Euronext NV(4)	7,000	560,855
Flow Traders(1)(4)	7,300	238,314
IMCD NV(1)	2,576	410,157

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Intertrust NV(2)(4)	19,500	$ 402,385
JDE Peet's NV	36,560	1,075,561
Just Eat Takeaway.com NV(1)(2)(4)	2,700	73,339
Koninklijke Ahold Delhaize NV	77,272	2,279,212
Koninklijke DSM NV	13,608	2,287,635
Koninklijke KPN NV	746,650	2,576,385
Koninklijke Philips NV	77,457	2,024,038
Koninklijke Vopak NV(1)	13,000	349,567
NN Group NV	20,550	1,006,572
NSI NV	5,968	233,449
PostNL NV(1)	71,792	235,246
Prosus NV(1)	29,973	1,445,558
SBM Offshore NV	42,517	616,120
Signify NV(4)	11,700	494,999
Universal Music Group NV	57,500	1,334,369
Van Lanschot Kempen NV	2,900	75,520
Vastned Retail NV	7,610	193,419
Wolters Kluwer NV	15,395	1,554,629
		$ 25,584,102
New Zealand — 1.0%
a2 Milk Co., Ltd. (The)(1)(2)	190,464	$ 603,521
Argosy Property, Ltd.	144,849	121,358
Auckland International Airport, Ltd.(2)	95,752	480,963
Contact Energy, Ltd.	53,366	280,364
Fisher & Paykel Healthcare Corp., Ltd.	33,051	454,191
Fletcher Building, Ltd.	68,021	270,963
Genesis Energy, Ltd.	38,800	71,654
Goodman Property Trust	179,900	261,878
Heartland Group Holdings, Ltd.	183,499	270,896
Infratil, Ltd.	32,081	173,611
KMD Brands, Ltd.	208,980	185,196
Mercury NZ, Ltd.	54,400	210,912
Pacific Edge, Ltd.(2)	114,000	65,878
Precinct Properties New Zealand, Ltd.	265,100	259,068
Pushpay Holdings, Ltd.(2)	115,268	97,219
SKYCITY Entertainment Group, Ltd.	282,739	528,198
Spark New Zealand, Ltd.	258,931	818,918
Xero, Ltd.(2)	6,814	449,330
		$ 5,604,118
Norway — 2.2%
ArcticZymes Technologies ASA(1)(2)	15,700	$ 143,686
Atea ASA	48,489	577,781
Bergenbio ASA(1)(2)	25,475	48,505
Borregaard ASA	27,054	516,052
Security	Shares	Value
Norway (continued)
DHT Holdings, Inc.	13,700	$ 76,994
DNB Bank ASA(1)	49,851	965,978
Elmera Group ASA(4)	18,200	41,072
Entra ASA(1)(4)	58,483	964,251
Equinor ASA	42,589	1,439,490
Europris ASA(4)	82,000	416,664
Frontline, Ltd.(1)(2)	20,000	165,643
Gjensidige Forsikring ASA	16,200	346,346
Kongsberg Gruppen ASA	17,120	735,348
Mowi ASA	40,150	1,134,118
Nordic Nanovector ASA(1)(2)	44,014	66,779
Opera, Ltd. ADR(2)	61,800	349,788
Orkla ASA(1)	75,100	609,410
Scatec ASA(1)(4)	40,263	486,645
Schibsted ASA, Class B	6,500	124,945
SFL Corp, Ltd.	7,300	72,416
SpareBank 1 SMN	14,400	201,780
Telenor ASA	56,200	792,615
Tomra Systems ASA	17,800	699,992
Veidekke ASA	20,997	271,882
Yara International ASA	23,306	1,185,068
		$ 12,433,248
Portugal — 1.1%
Banco Comercial Portugues S.A.(1)(2)	5,245,053	$ 810,829
Corticeira Amorim SGPS S.A.	27,338	282,812
CTT-Correios de Portugal S.A.	97,056	438,697
EDP-Energias de Portugal S.A.	211,095	983,842
Galp Energia SGPS S.A., Class B	97,829	1,190,740
Jeronimo Martins SGPS S.A.	52,321	1,089,147
Navigator Co. S.A. (The)	234,673	962,679
NOS SGPS S.A.	152,948	646,786
REN - Redes Energeticas Nacionais SGPS S.A.	29,300	89,310
		$ 6,494,842
Singapore — 2.2%
AEM Holdings, Ltd.	49,600	$ 169,858
Ascendas Real Estate Investment Trust	109,000	224,265
BW LPG, Ltd.(4)	9,091	57,167
CapitaLand China Trust REIT	113,100	95,030
CapitaLand Investment, Ltd.(2)	86,400	261,982
China Aviation Oil Singapore Corp, Ltd.	96,100	61,784
City Developments, Ltd. (1)	26,300	161,248
ComfortDelGro Corp., Ltd.	337,300	356,304
Flex, Ltd.(2)	70,700	1,165,843
Genting Singapore, Ltd.	921,500	535,014

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
Haw Par Corp, Ltd.	20,500	$ 172,541
Keppel Corp., Ltd.	107,300	529,182
Keppel DC REIT	35,456	52,857
Keppel Infrastructure Trust	801,185	319,906
Keppel REIT	110,000	96,369
Manulife US REIT	113,000	70,400
Mapletree Commercial Trust	83,109	111,775
Mapletree Industrial Trust	71,610	134,561
Mapletree Logistics Trust	80,800	103,773
Mapletree North Asia Commercial Trust	142,600	123,160
Nanofilm Technologies International, Ltd.(1)	31,300	60,410
Oversea-Chinese Banking Corp., Ltd.	88,900	789,306
Parkway Life REIT	33,400	116,381
Raffles Medical Group, Ltd.	220,700	190,582
Sea, Ltd. ADR(2)	1,600	132,416
Sembcorp Industries, Ltd.	141,300	299,246
Sheng Siong Group, Ltd.	269,200	297,247
Singapore Airlines, Ltd.(1)(2)	139,000	547,891
Singapore Exchange, Ltd.	57,600	405,293
Singapore Post, Ltd.	292,300	150,104
Singapore Technologies Engineering, Ltd.	121,200	356,948
Singapore Telecommunications, Ltd.(3)	311,400	621,490
Singapore Telecommunications, Ltd.(3)	84,700	168,690
SPH REIT	599,513	422,994
Suntec Real Estate Investment Trust	89,800	118,632
UMS Holdings, Ltd.(1)	140,625	119,740
United Overseas Bank, Ltd.	36,600	783,468
UOL Group, Ltd.	19,600	102,989
Venture Corp., Ltd.	35,400	434,568
Wilmar International, Ltd.	486,600	1,551,131
		$ 12,472,545
Spain — 4.5%
Acerinox S.A.	74,810	$ 787,691
Aena SME S.A.(2)(4)	7,571	1,074,397
Almirall S.A.	49,275	640,133
Amadeus IT Group S.A.(2)	44,920	2,814,818
Banco Santander S.A.(1)	462,273	1,350,923
Bankinter S.A.	54,252	319,266
CaixaBank S.A.(1)	172,666	557,348
Cellnex Telecom S.A.(4)	62,084	2,893,752
Cia de Distribucion Integral Logista Holdings S.A.	26,697	491,904
Ebro Foods S.A.(1)	36,000	647,266
Enagas S.A.	18,800	406,506
Fluidra S.A.	17,023	460,714
Global Dominion Access S.A.(4)	31,250	129,212
Security	Shares	Value
Spain (continued)
Grifols S.A.(1)	92,800	$ 1,554,283
Grupo Catalana Occidente S.A.	2,596	74,777
Iberdrola S.A.	177,381	2,038,250
Indra Sistemas S.A.(2)	10,400	105,982
Industria de Diseno Textil S.A.(1)	95,075	1,993,463
Laboratorios Farmaceuticos Rovi S.A.	8,600	587,218
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(1)	94,840	136,249
Mapfre S.A.	148,417	270,840
Merlin Properties Socimi S.A.	164,900	1,791,417
Neinor Homes S.A.(2)(4)	10,000	113,291
Red Electrica Corp. S.A.	26,578	535,128
Repsol S.A.	216,766	3,233,689
Siemens Gamesa Renewable Energy S.A.(1)(2)	25,400	404,586
Telefonica S.A.	23,000	111,887
Viscofan S.A.	5,805	320,461
		$ 25,845,451
Sweden — 4.4%
AcadeMedia AB(4)	24,400	$ 137,742
Alfa Laval AB(1)	6,950	193,462
Arjo AB, Class B	29,560	221,903
Assa Abloy AB, Class B(1)	16,810	424,824
Atlas Copco AB, Class A	7,600	344,560
Atrium Ljungberg AB, Class B	7,700	125,909
Attendo AB(2)(4)	51,800	140,081
Axfood AB(1)	29,387	869,618
Betsson AB	23,476	144,211
BHG Group AB(1)(2)	25,600	176,264
BICO Group AB(1)(2)	12,905	129,415
Bilia AB, Class A	7,790	108,031
BillerudKorsnas AB	45,811	706,922
BioGaia AB, Class B	4,249	267,167
Boozt AB(1)(2)(4)	9,100	95,554
Camurus AB(2)	3,700	60,945
Castellum AB(1)	23,939	474,072
Catena AB	3,800	198,379
Cibus Nordic Real Estate AB	7,400	171,138
Dios Fastigheter AB	19,400	173,221
Dustin Group AB(4)	10,600	76,164
Electrolux AB, Class B(1)	16,000	244,006
Elekta AB, Class B(1)	28,260	190,339
Embracer Group AB(1)(2)	41,890	279,993
Epiroc AB, Class A	7,626	154,602
Epiroc AB, Class B	11,200	195,393
Essity AB, Class B	70,835	1,867,988

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Evolution AB(4)	8,798	$ 902,660
Fabege AB	29,218	354,652
Fingerprint Cards AB, Class B(1)(2)	205,863	237,103
Getinge AB, Class B	19,600	566,985
Hansa Biopharma AB(2)	4,500	24,886
HMS Networks AB	2,700	110,511
Holmen AB, Class B	20,516	1,185,799
Hufvudstaden AB, Class A	16,200	209,906
Husqvarna AB, Class B(1)	11,370	108,687
Industrivarden AB, Class A(1)	8,280	212,155
Industrivarden AB, Class C(1)	6,400	161,149
Indutrade AB	9,447	222,834
Investor AB, Class A	17,770	371,153
Investor AB, Class B	43,860	843,994
JM AB	7,000	161,666
Karo Pharma AB(1)(2)	29,600	170,087
Lundin Energy AB	29,152	1,205,314
MIPS AB	2,200	156,243
Mycronic AB(1)	26,942	471,150
Oatly Group AB ADR(1)(2)	40,700	144,892
Paradox Interactive AB(1)	8,600	143,459
Saab AB, Class B	4,437	187,680
Sagax AB, Class B	3,668	93,697
Samhallsbyggnadsbolaget i Norden AB(1)	42,000	110,179
Sandvik AB(1)	11,780	222,975
Securitas AB, Class B(1)	12,200	144,043
Skanska AB, Class B	9,000	171,920
SkiStar AB	4,900	95,387
Spotify Technology S.A.(2)	6,700	681,055
Stillfront Group AB(2)	27,900	56,347
Svenska Cellulosa AB SCA, Class B	94,964	1,837,819
Svenska Handelsbanken AB, Class A	82,000	827,078
Swedbank AB, Class A	22,300	352,769
Swedish Orphan Biovitrum AB(2)	22,039	463,630
Tele2 AB, Class B(1)	46,720	619,240
Telefonaktiebolaget LM Ericsson, Class B	150,500	1,200,572
Telia Co. AB	130,400	541,240
Tethys Oil AB	12,500	118,435
Thule Group AB(1)(4)	6,300	218,529
Vitec Software Group AB, Class B	3,000	151,175
Vitrolife AB	8,300	213,418
Volvo AB, Class B	17,650	281,578
Wallenstam AB, Class B	24,800	274,205
Wihlborgs Fastigheter AB	18,900	327,681
		$ 25,327,840
Security	Shares	Value
Switzerland — 9.1%
Allreal Holding AG	2,788	$ 525,881
ALSO Holding AG	1,866	421,966
Baloise Holding AG	3,668	638,015
Banque Cantonale Vaudoise	4,280	361,715
Belimo Holding AG	1,180	583,181
BKW AG	2,430	295,807
Bossard Holding AG, Class A	825	178,598
Bucher Industries AG	637	229,661
Bystronic AG	167	138,592
Cembra Money Bank AG	3,380	243,884
Cie Financiere Richemont S.A.	47,865	5,561,467
Daetwyler Holding AG, Bearer Shares	493	158,517
DKSH Holding AG	6,642	570,315
Dottikon Es Holding AG(2)	555	167,412
Ems-Chemie Holding AG	577	514,756
Flughafen Zurich AG(2)	2,030	343,270
Forbo Holding AG	201	294,240
Galenica AG(4)	5,783	425,845
Geberit AG	1,804	1,028,774
Givaudan S.A.	606	2,408,560
Gurit Holding AG	248	316,156
Helvetia Holding AG	4,114	528,676
Huber+Suhner AG	3,060	268,372
Idorsia, Ltd. (1)(2)	20,736	353,930
Inficon Holding AG	428	389,683
Intershop Holding AG	234	152,376
Komax Holding AG	695	182,561
Kuehne & Nagel International AG	2,860	800,074
Landis+Gyr Group AG	5,524	308,290
LEM Holding S.A.	188	433,092
Logitech International S.A.	21,760	1,416,110
Mobimo Holding AG	1,337	382,372
Nestle S.A.	60,755	7,843,111
Novartis AG	36,104	3,190,483
Roche Holding AG PC	8,305	3,079,608
Roche Holding AG, Bearer Shares	1,301	522,671
Schindler Holding AG	1,944	373,198
Schindler Holding AG PC	2,895	556,203
Schweiter Technologies AG	220	221,343
Sensirion Holding AG(2)(4)	2,300	275,850
SFS Group AG	1,848	231,431
SGS S.A.	348	894,193
SIG Group AG	40,416	846,128
Sika AG	10,267	3,136,137
Stadler Rail AG(1)	9,144	332,214
Swatch Group AG (The)	3,207	823,053

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Swiss Life Holding AG	1,125	$ 657,804
Swiss Prime Site AG	12,674	1,238,814
Swiss Re AG	8,196	672,128
Swisscom AG	3,293	1,947,153
u-blox Holding AG(2)	4,685	389,213
UBS Group AG	98,401	1,670,517
Valiant Holding AG	3,200	319,641
Valora Holding AG	1,474	241,010
Zehnder Group AG	2,230	174,376
Zurich Insurance Group AG	5,566	2,534,030
		$ 52,792,457
United Kingdom — 9.1%
3i Group PLC	23,056	$ 377,317
abrdn PLC	48,718	114,396
Admiral Group PLC	5,900	185,716
Antofagasta PLC	15,200	290,987
Assura PLC	231,800	191,245
AstraZeneca PLC	33,370	4,452,935
Auto Trader Group PLC(4)	65,800	519,304
Avast PLC(4)	84,100	596,276
Aviva PLC	80,319	430,922
B&M European Value Retail S.A.	40,600	248,760
BAE Systems PLC	53,000	489,543
Bellway PLC	5,400	164,010
Berkeley Group Holdings PLC	4,063	206,061
Big Yellow Group PLC	13,089	236,544
BP PLC	347,900	1,679,589
British American Tobacco PLC	26,500	1,110,677
BT Group PLC	428,500	950,235
Bunzl PLC	6,100	235,342
Burberry Group PLC	13,190	260,311
Cazoo Group, Ltd.(2)	13,798	23,319
Centamin PLC	159,300	182,577
Civitas Social Housing PLC	80,000	86,370
Compass Group PLC	48,700	1,027,659
Countryside Partnerships PLC(2)(4)	32,015	99,960
Croda International PLC	5,987	581,497
Darktrace PLC (1)(2)	28,400	153,197
Derwent London PLC	8,000	303,535
Diploma PLC	3,800	130,335
Direct Line Insurance Group PLC	42,288	134,217
Domino's Pizza Group PLC	39,048	170,416
DS Smith PLC	55,300	227,242
Endava PLC (2)	3,000	301,800
Essentra PLC	29,000	113,650
Security	Shares	Value
United Kingdom (continued)
Experian PLC	15,338	$ 529,688
Ferguson PLC	3,745	469,807
Fresnillo PLC	32,200	311,574
Games Workshop Group PLC	1,807	166,999
Grainger PLC	69,506	258,546
Great Portland Estates PLC	23,683	201,161
Greggs PLC	7,435	216,923
Halma PLC	30,280	929,461
Hikma Pharmaceuticals PLC	40,830	959,114
Hill & Smith Holdings PLC	9,718	168,077
Hiscox, Ltd.	11,000	130,617
HomeServe PLC	10,900	133,958
Howden Joinery Group PLC	23,000	217,753
HSBC Holdings PLC	199,600	1,247,326
IG Group Holdings PLC	14,640	149,622
IMI PLC	12,880	216,831
Imperial Brands PLC	25,000	520,388
Inchcape PLC	19,600	175,374
InterContinental Hotels Group PLC	5,400	344,735
Intertek Group PLC	4,100	255,491
J Sainsbury PLC	46,200	134,800
Johnson Matthey PLC	9,700	266,830
Kingfisher PLC	47,900	151,056
Land Securities Group PLC	51,600	483,934
Lloyds Banking Group PLC	889,520	505,214
London Stock Exchange Group PLC	4,413	435,085
LondonMetric Property PLC	90,700	306,554
LXi REIT PLC	62,400	115,829
Manchester United PLC, Class A(1)	9,700	131,338
Marks & Spencer Group PLC(2)	83,100	141,862
Marshalls PLC	23,600	180,600
Micro Focus International PLC ADR(1)	50,400	234,360
Mondi PLC	19,940	374,592
Moneysupermarket.com Group PLC	34,300	75,140
National Grid PLC	194,316	2,886,947
Natwest Group PLC	95,105	255,146
NCC Group PLC(1)	72,058	163,556
Next PLC	3,900	292,113
Nomad Foods, Ltd.(2)	11,900	219,674
Ocado Group PLC(1)(2)	12,900	147,533
Pearson PLC	61,614	598,260
Pennon Group PLC	32,533	452,087
Persimmon PLC	9,800	255,234
Phoenix Group Holdings PLC	17,800	134,824
Primary Health Properties PLC(1)	121,769	220,829
QinetiQ Group PLC	19,500	82,731

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	11,400	$ 889,035
RELX PLC	26,380	785,873
Rentokil Initial PLC	39,000	267,863
Rightmove PLC	66,300	509,655
Rio Tinto PLC	25,900	1,829,994
Rotork PLC	45,595	166,355
Royal Mail PLC	29,400	126,017
RS Group PLC	17,859	233,104
Safestore Holdings PLC	19,133	300,996
Sage Group PLC (The)	100,200	919,494
Segro PLC	63,853	1,069,033
Serco Group PLC	78,000	147,504
Severn Trent PLC	18,700	734,939
Shaftesbury PLC(1)	30,747	230,250
Shell PLC	128,270	3,443,523
Sirius Real Estate, Ltd.	111,884	170,065
Softcat PLC	18,500	326,734
Spectris PLC	13,500	493,748
Spirax-Sarco Engineering PLC	1,720	259,540
Spirent Communications PLC	89,600	259,068
Ssp Group PLC (2)	30,000	88,549
St. James's Place PLC	9,400	151,054
Standard Chartered PLC	38,500	263,198
Supermarket Income Reit PLC	90,300	142,262
Synthomer PLC	35,600	135,457
Taylor Wimpey PLC	90,000	141,548
Telecom Plus PLC	16,000	330,067
Tritax Big Box REIT PLC	152,000	464,006
UK Commercial Property REIT, Ltd.	77,300	85,169
Unilever PLC(3)	7,080	329,150
Unilever PLC(3)	25,541	1,185,462
United Utilities Group PLC	65,000	934,076
Victrex PLC	6,800	155,063
Vistry Group PLC	14,949	155,964
Vodafone Group PLC	1,150,800	1,742,264
Wise PLC(1)(2)	33,600	164,656
		$ 52,756,252
Total Common Stocks (identified cost $528,447,021)		$567,766,167

Warrants(2) — 0.0%
Security	Shares	Value
Webuild SpA, Exp. 8/2/30(1)	15,093	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 5.1%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(7)	2,595,493	$ 2,595,493
Total Affiliated Fund (identified cost $2,595,493)		$ 2,595,493

Securities Lending Collateral — 4.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(8)	26,660,050	$ 26,660,050
Total Securities Lending Collateral (identified cost $26,660,050)		$ 26,660,050
Total Short-Term Investments (identified cost $29,255,543)		$ 29,255,543
Total Investments — 103.5% (identified cost $557,702,564)		$597,021,710
Other Assets, Less Liabilities — (3.5)%		$(20,432,533)
Net Assets — 100.0%		$576,589,177
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at April 30, 2022. The aggregate market value of securities on loan at April 30, 2022 was $48,463,848 and the total market value of the collateral received by the Fund was $50,678,615, comprised of cash of $26,660,050 and U.S. government and/or agencies securities of $24,018,565.
(2)	Non-income producing security.
(3)	Securities are traded on separate exchanges for the same entity.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $22,838,107 or 4.0% of the Fund's net assets.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate.

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.1%	$64,132,744
Industrials	11.1	63,815,779
Consumer Staples	9.9	57,211,757
Health Care	9.5	54,777,388
Materials	9.4	54,260,287
Consumer Discretionary	9.2	53,307,807
Information Technology	8.8	50,987,180
Communication Services	8.7	50,205,876
Real Estate	7.8	44,833,260
Utilities	6.9	39,655,384
Energy	6.0	34,578,705
Short-Term Investments	5.1	29,255,543
Total Investments	103.5%	$597,021,710
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at April 30, 2022.
Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Fund's investment in affiliated issuers, Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $3,979,657, which represents 0.7% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$1,968,704	$ —	$(519,753)	$(9,675)	$(55,112)	$1,384,164	$25,466	238,100
Short-Term Investments
Cash Reserves Fund	910,921	15,941,015	(16,851,600)	(336)	—	—	207	—
Liquidity Fund	—	2,595,493	—	—	—	2,595,493	70	2,595,493
Total				$(10,011)	$(55,112)	$3,979,657	$25,743
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Parametric
International Equity Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 3,558,155	$165,615,262	$272,247	$169,445,664
Developed Europe	3,977,453	381,630,405	0	385,607,858
Developed Middle East	1,691,488	11,021,157	—	12,712,645
Total Common Stocks	$ 9,227,096	$558,266,824**	$272,247	$567,766,167
Warrants	$ —	$ 0	$ —	$ 0
Short-Term Investments:
Affiliated Fund	2,595,493	—	—	2,595,493
Securities Lending Collateral	26,660,050	—	—	26,660,050
Total Investments	$38,482,639	$558,266,824	$272,247	$597,021,710
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2022 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.